Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000234047 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Total Investments		[1],[2]
C000234047 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	90.50%	[1]
C000234047 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
C000234047 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
C000234048 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Total Investments		[3],[4]
C000234048 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	90.50%	[3]
C000234048 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[3]
C000234048 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000234049 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%	[5]
C000234049 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[5]
C000234050 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000234050 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[6]
C000234050 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[6]
C000234051 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000234051 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.50%	[7]
C000234051 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[7]
C000234051 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[7]

[1]	Excludes short-term securities.
[2]	Rounds to less than 0.1%.
[3]	Excludes short-term securities.
[4]	Rounds to less than 0.1%.
[5]	Excludes short-term securities.
[6]	Excludes short-term securities.
[7]	Excludes short-term securities.